Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Taxes [Abstract]
Schedule of effective income tax rate
	September 30,
	2014	2013

U.S statutory rate	34%	34%
Less valuation allowance	(34)%	(34)%
Effective tax rate	0%	0%

Summary of significant components of deferred tax assets and liabilities
	September 30,
Deferred tax assets	2014	2013
Stock based compensation	$2,005,914	$1,507,017
Net operating losses	13,086,916	16,243,572
Allowance for doubtful accounts	2,844	-
Intangible assets	123,702	491,025
Accrued expenses	176,576	-
	15,395,952	18,241,614
Deferred tax liability
Property and equipment	(28,739)	(18,029)
Amortization - intangible assets	-	-
Net deferred tax assets	15,367,213	18,223,585
Less valuation allowance	(15,367,213)	(18,223,585)
Deferred tax asset - net valuation allowance	$-	$-